Other disclosures - Disclosure of leverage capital (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Disclosures
Tier 1 capital (EUR million)	€ 86,809	€ 85,742
Exposure (EIR million)	€ 1,830,215	€ 1,826,922
Leverage ratio	4.74%	4.69%